AURORA 10Q - RELATED PARTY TRANSACTIONS - Pre-Closing Bridge Notes (Details)	Nov. 02, 2021 USD ($)	Feb. 11, 2021 USD ($)	Sep. 30, 2023 USD ($)	Jun. 23, 2023 shares	Jun. 22, 2023 shares	Feb. 07, 2023 USD ($)
Better HoldCo, Inc. | Class B ordinary shares | Subsequent event
RELATED PARTY TRANSACTIONS
Amount of pre-money equity valuation			$ 6,900,000,000
Aurora Acquisition Corp | Subsequent event | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Percent of discount			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000
Aurora Acquisition Corp | Subsequent event | Better HoldCo, Inc. | Common Stock
RELATED PARTY TRANSACTIONS
Percent of discount			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000
Aurora Acquisition Corp | Class B ordinary shares | Subsequent event | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Percent of discount			75.00%			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000			$ 6,900,000,000
Aurora Acquisition Corp | Class B ordinary shares | Subsequent event | Better HoldCo, Inc. | Common Stock
RELATED PARTY TRANSACTIONS
Amount of pre-money equity valuation			$ 6,900,000,000
Aurora Acquisition Corp | Series D Preferred Stock | Subsequent event
RELATED PARTY TRANSACTIONS
Percent of discount			50.00%
Bridge Note Purchase Agreement | SB Northstar LP
RELATED PARTY TRANSACTIONS
Bridge notes purchased	$ 650,000,000
Bridge Note Purchase Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Bridge notes purchased	100,000,000
Bridge Note Purchase Agreement | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Bridge notes issued	$ 750,000,000	$ 750,000,000
Conversion rate of bridge notes into Better Class A common stock	1
Consideration amount per one share	$ 10
Bridge Note Purchase Agreement | Aurora Acquisition Corp | SB Northstar LP
RELATED PARTY TRANSACTIONS
Bridge notes purchased	650,000,000	$ 650,000,000
Bridge Note Purchase Agreement | Aurora Acquisition Corp | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Conversion rate of bridge notes into Better Class A common stock		1
Consideration amount per one share		$ 10
Bridge Note Purchase Agreement | Aurora Acquisition Corp | Sponsor
RELATED PARTY TRANSACTIONS
Bridge notes purchased	$ 100,000,000	$ 100,000,000
Amendment No. 6 to the Merger Agreement | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Authority to issue number of shares by the combined company | shares				3,400,000,000	3,250,000,000
Amendment No. 6 to the Merger Agreement | Aurora Acquisition Corp | Common Class A
RELATED PARTY TRANSACTIONS
Authority to issue number of shares by the combined company | shares				1,800,000,000	1,750,000,000
Amendment No. 6 to the Merger Agreement | Aurora Acquisition Corp | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Authority to issue number of shares by the combined company | shares				700,000,000	600,000,000